RELATED PARTY TRANSACTIONS, Founder Shares (FY) (Details)			4 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2020 shares	Aug. 28, 2020 USD ($) shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 25, 2020 shares
Founder Shares [Abstract]
Stock conversion basis at time of business combination				1	1
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			0	0	0
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			4,312,500	4,312,500	4,312,500
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination			1
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares			$ 12.00	$ 12.00	$ 12.00
Threshold period after initial Business Combination			150 days	150 days
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of stock | $		$ 25,000
Shares issued (in shares)		5,750,000
Number of shares surrendered (in shares)	1,437,500
Number of shares subject to forfeiture (in shares)						0
Ownership interest, as converted percentage			20.00%	20.00%	20.00%
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			562,500	562,500	562,500